Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Other Paid-In Capital [Member]	Reclassification out of Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Retained Earnings [Member]	Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member]
Other Comprehensive Income (Loss), Net of Tax	$ (17.1)
Balance at Dec. 31, 2015	(80.6)	$ 0.0	$ 2,237.7		$ 17.4	$ (2,335.7)
Balance (in shares) at Dec. 31, 2015		1
Net comprehensive income/ (loss)	(502.3)
Net loss	(485.2)
Other	(4.7)		(4.7)
Balance at Dec. 31, 2016	(587.6)	$ 0.0	2,233.0		0.3	(2,820.9)
Balance (in shares) at Dec. 31, 2016		1
Non-cash capital contribution	0.0
Other Comprehensive Income (Loss), Net of Tax	0.5						$ 1.6
Preferred Stock Redemption Premium	5.1
Net comprehensive income/ (loss)	(94.1)
Net loss	(94.6)
Other	0.3		0.3
Balance at Dec. 31, 2017	(584.3)	$ 0.0	2,330.4		0.8	(2,915.5)
Balance (in shares) at Dec. 31, 2017		1
Non-cash capital contribution	$ 97.1		97.1
Common Stock, Shares Authorized	1,500
Other Comprehensive Income (Loss), Net of Tax					3.3
Net comprehensive income/ (loss)	$ 20.2
Net loss						16.9
Other	0.0				(1.0)	1.0
Balance at Mar. 31, 2018	(519.5)	$ 0.0	2,375.0		3.1	(2,897.6)
Balance (in shares) at Mar. 31, 2018		1
Non-cash capital contribution	44.6		44.6
Other Comprehensive Income (Loss), Net of Tax	3.0
Balance at Dec. 31, 2017	(584.3)	$ 0.0	2,330.4		0.8	(2,915.5)
Balance (in shares) at Dec. 31, 2017		1
Net comprehensive income/ (loss)	44.4
Balance at Sep. 30, 2018	(509.5)	$ 0.0	2,360.8		2.8	(2,873.1)
Balance (in shares) at Sep. 30, 2018		1
Non-cash capital contribution	30.2
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.6
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.0
Other Comprehensive Income (Loss), Net of Tax	2.4						2.3
Balance at Dec. 31, 2017	(584.3)	$ 0.0	2,330.4		0.8	(2,915.5)
Balance (in shares) at Dec. 31, 2017		1
Net comprehensive income/ (loss)	72.5
Net loss	70.1
Other	0.1		0.1	$ (1.0)		1.0
Balance at Dec. 31, 2018	(471.7)	$ 0.0	2,370.5		2.2	(2,844.4)
Balance (in shares) at Dec. 31, 2018		1
Non-cash capital contribution	40.0		40.0
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.6
AOCI reclassed to Retained Earnings, net of tax	(1.0)						0.0
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.0
Other Comprehensive Income (Loss), Net of Tax					(0.3)
Balance at Mar. 31, 2018	(519.5)	$ 0.0	2,375.0		3.1	(2,897.6)
Balance (in shares) at Mar. 31, 2018		1
Net comprehensive income/ (loss)	3.2
Net loss						3.5
Other	0.1		0.1
Balance at Jun. 30, 2018	(534.1)	$ 0.0	2,357.2		2.8	(2,894.1)
Balance (in shares) at Jun. 30, 2018		1
Non-cash capital contribution	$ (17.9)		(17.9)
Common Stock, Shares Authorized	1,500
Other Comprehensive Income (Loss), Net of Tax	$ 0.0
Net comprehensive income/ (loss)	21.0
Net loss	21.0
Other	0.1		0.1
Balance at Sep. 30, 2018	(509.5)	$ 0.0	2,360.8		2.8	(2,873.1)
Balance (in shares) at Sep. 30, 2018		1
Non-cash capital contribution	$ 3.5		3.5
Common Stock, Shares Authorized	1,500							50,000,000
Other Comprehensive Income (Loss), Net of Tax					(0.4)
Balance at Dec. 31, 2018	$ (471.7)	$ 0.0	2,370.5		2.2	(2,844.4)
Balance (in shares) at Dec. 31, 2018		1
Net comprehensive income/ (loss)	41.7
Net loss						42.1
Other	0.1		0.1
Balance at Mar. 31, 2019	(428.4)	$ 0.0	2,372.1		1.8	(2,802.3)
Balance (in shares) at Mar. 31, 2019		1
Non-cash capital contribution	1.5		1.5
Other Comprehensive Income (Loss), Net of Tax	(2.2)						$ (2.3)
Balance at Dec. 31, 2018	(471.7)	$ 0.0	2,370.5		2.2	(2,844.4)
Balance (in shares) at Dec. 31, 2018		1
Net comprehensive income/ (loss)	59.2
Balance at Sep. 30, 2019	(409.6)	$ 0.0	2,373.4		0.0	(2,783.0)
Balance (in shares) at Sep. 30, 2019		1
Non-cash capital contribution	2.7
Other Comprehensive Income (Loss), Net of Tax					(0.8)
Balance at Mar. 31, 2019	(428.4)	$ 0.0	2,372.1		1.8	(2,802.3)
Balance (in shares) at Mar. 31, 2019		1
Net comprehensive income/ (loss)	(16.9)
Net loss						(16.1)
Balance at Jun. 30, 2019	(446.8)	$ 0.0	2,370.6		1.0	(2,818.4)
Balance (in shares) at Jun. 30, 2019		1
Non-cash capital contribution	(1.5)		(1.5)
Other Comprehensive Income (Loss), Net of Tax	(1.0)
Net comprehensive income/ (loss)	34.4
Net loss	35.4
Other	0.1		0.1
Balance at Sep. 30, 2019	(409.6)	$ 0.0	2,373.4		$ 0.0	$ (2,783.0)
Balance (in shares) at Sep. 30, 2019		1
Non-cash capital contribution	$ 2.7		$ 2.7
Common Stock, Shares Authorized	1,500